Business Combinations	3 Months Ended
Mar. 31, 2021
Business Combinations
Business Combinations

9. Business Combinations

During the three months ended March 31, 2021, the Company completed two business combination transactions. The purpose of each of the acquisitions were to expand the scope and nature of the Company’s product and service offerings, obtain new customer acquisition channels, add additional team members with important skillsets, and realize synergies. The aggregate transaction costs associated with these transactions were $401, and are included in general and administrative expenses on the consolidated statements of operations. The results of operations for each acquisition are included in the Company’s consolidated financial statements from the date of acquisition onwards.

The acquisitions are included in the Company’s consolidated financial statements as of the date of the acquisition. The fair values assigned to tangible and intangible assets acquired and liabilities assumed are based on management’s estimates and assumptions and may be subject to change as additional information is received. The primary areas that remain preliminary relate to the fair values of intangible assets acquired, certain tangible assets and liabilities acquired, legal and other contingencies as of the acquisition date, income and non-income-based taxes and residual goodwill. The Company expects to finalize the valuation as soon as practicable, but not later than one year from the acquisition date.

The following table summarizes the total consideration and the estimated fair value of the assets acquired and liabilities assumed for business combinations made by the Company during the three months ended March 31, 2021:

	Weighted Average Useful Life (in years)	January 12, 2021 Acquisition	Other Acquisitions	Total
Purchase consideration:
Cash		$20,169	$4,000	$24,169
Issuance of common stock		—	1,169	1,169
Contingent consideration		1,410	327	1,737
Total purchase consideration:		$21,579	$5,496	$27,075
Assets:
Cash and cash equivalents		$1,035	$252	$1,287
Current assets		4,939	413	5,352
Property and equipment		996	—	996
Intangible assets:
Customer relationships	9.0	1,650	700	2,350
Acquired technology	4.0	3,525	600	4,125
Trademarks and tradenames	14.0	1,225	350	1,575
Non-competition agreements	2.0	40	15	55
Goodwill		18,262	3,569	21,831
Total assets acquired		31,672	5,899	37,571
Current liabilities		(8,067)	(22)	(8,089)
Long term liabilities		(2,026)	—	(2,026)
Deferred tax liabilities, net		—	(381)	(381)
Net assets acquired		$21,579	$5,496	$27,075

January 12, 2021 Acquisition

On January 12, 2021, the Company acquired V12 Data, an omnichannel marketing platform. The purpose of the acquisition was to expand the scope and nature of the Company’s service offerings, add additional team members with important skillsets, and realize synergies. The Company paid $20,169 cash with an additional $1,410 contingent consideration. The contingent consideration is based on the achievement of certain Revenue and EBITDA milestones over the two succeeding years and is paid in cash or common stock at the discretion of the Company. The consideration was paid to the sellers in exchange for net assets of $21,579.  Goodwill is expected to be deductible for tax purposes. The transaction costs associated with this acquisition were $274 and are included in general and administrative expenses on the consolidated statements of operations for the quarter ended March 31, 2021.

The fair value of customer relationships was estimated through the income approach using the multi-period excess earnings methodology. The fair value of trade name and trademarks, as well as acquired technology was estimated through the income approach using the relief from royalty methodology. The fair value of the non-competition agreement is derived using the with and without method over the contractual term of the agreement. The fair value of the deferred revenue is derived using the cost-plus-profit method, which presumes that an acquirer of deferred revenue would not pay more than the costs and expenses to fulfill the obligation plus a profit for the effort employed. The weighted-average amortization period for the acquired intangible assets is 7.6 years.

Revenue and net loss from the V12 Data acquisition included in the Company’s consolidated statements of operations since January 12, 2021, the date of the acquisition, through March 31, 2021 are $5,580 and $575, respectively.

Unaudited Pro Forma Consolidated Financial Information

The following table summarizes the estimated unaudited pro forma consolidated financial information of the Company as if the V12 Data acquisition had occurred on January 1, 2020:

	March 31,	March 31,
	2021	2020
Revenue	$27,504	$20,974
Net loss	$(65,570)	$(21,264)

The estimated unaudited pro forma information includes adjustments to amortization for intangible assets acquired.

Other Acquisitions

In the first quarter of 2021, the Company completed another acquisition which is not material to the consolidated financial statements. The purpose of the acquisition was to expand the scope and nature of the Company’s service offerings, add additional team members with important skillsets, and realize synergies. Goodwill is not expected to be deductible for tax purposes. The transaction costs associated with this acquisition were $126 and are included in general and administrative expenses on the consolidated statements of operations for the year ended March 31, 2021.